Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options outstanding	$ 11,983,000		$ 1,900
Aggregate intrinsic value of exercisable options	1,540,000		950
Purchase of common stock	2,128,264		2,128,264
Exercise price of options, Minimum	$ 0.65		$ 0.65
Exercise price of options, Maximum	$ 7.50		$ 7.50
Stock-based compensation			114,000	(79,000)
Maximum shares of common stock authorized for issuance and available for future grants			3,000,000
Shares of common stock available for future grants			871,736
Weighted average fair value of options granted			$ 2.10
Forfeiture rate for options granted to employees			5.00%
Forfeiture rate for options granted to directors			0.00%
Weighted-average remaining contractual life of options outstanding			9 years 4 months 24 days
Weighted-average remaining contractual life of options exercisable			9 years 4 months 21 days
RXi
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation			968,000	2,111,000
Unrecognized compensation cost			3,859,000
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of common stock	477,191		477,191
Stock-based compensation	$ 3,700	$ 214,000	$ 283,000	$ 2,111,000
Weighted average fair value of options granted			$ 0.47	$ 0.98
Forfeiture rate for options granted to employees			15.00%
Forfeiture rate for options granted to directors			0.00%
Forfeiture rate for options granted to senior management			8.00%